Putnam
Intermediate
U.S. Government
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-02

[GRAPHIC OMITTED: LOCK]

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FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

In a challenging market and economic environment during the semiannual period ended May 31, 2002, Putnam Intermediate U.S. Government Income Fund delivered positive absolute and strong relative performance. These results were achieved in no small measure by the investment strategy pursued by your fund's management team throughout the period.

On the following pages, the report from management will provide a full discussion of what has been driving the fund's performance as well as a view of prospects for the fiscal year's second half.

You may notice as you read this report that we are now listing the team that manages your fund. We do this to reflect more accurately how your fund is managed as well as Putnam's firm belief in the value of team management. The names of the individuals who comprise the management team are shown at the end of management's discussion of performance.

We know that Putnam Investments values its relationship with you and its other shareholders and appreciates your loyalty during these times of restructuring of staff and products in the pursuit of superior investment performance in the future.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
July 17, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Core Fixed-Income team

The six months ended May 31, 2002, proved to be a strong period of relative performance for Putnam Intermediate U.S. Government Income Fund. With bond yields remaining within a fairly defined range, we worked to buffer returns by focusing on investment alternatives offering additional yield. In addition, our management of the portfolio's interest-rate exposure helped your fund outperform both its benchmark, the Lehman Intermediate Government Bond Index, as well as the average return for short- and intermediate-term U.S. government funds tracked by Lipper. For more performance information, please turn to page 6.

Total return for 6 months ended 5/31/02

      Class A         Class B         Class C          Class M
    NAV     POP      NAV   CDSC      NAV   CDSC      NAV     POP
-----------------------------------------------------------------------
   2.36%   -0.95%   2.04%  -0.95%   1.97%  0.97%    2.27%   0.31%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* IN RELATIVELY STABLE BOND MARKET, FUND FOCUSED ON YIELD

The bond market remained relatively stable during the period, on the heels of a dramatic backdrop in calendar 2001, when the Federal Reserve Board aggressively lowered short-term interest rates 11 times in order to prop up the economy, especially in the aftermath of September 11. After cutting short-term rates one last time in December 2001, the Fed stayed on the sidelines through the remainder of the period, as it tried to discern the future direction of the economy and the pace, magnitude, and resiliency of the recovery. In response, yields in the bond market remained within a fairly well-defined range.


[GRAPHIC OMITTED: horizontal bar chart COMPARATIVE PORTFOLIO COMPOSITION]

COMPARATIVE PORTFOLIO COMPOSITION*

                                     11/30/01               5/31/02
Fixed-rate
mortgage-backed
securities                            90.2%                  59.7%

Adjustable-rate
mortgage-backed
securities                             2.1%                   1.3%

U.S. Treasury
securities                            18.3%                  19.8%

Cash and
short-term
investments                           12.5%                  27.2%

Corporate
bonds/notes                             --                    3.0%

Footnote reads:
*Based on net assets. Holdings will vary over time.

In 2001, with interest rates declining dramatically, the main source of return for bond investors was capital appreciation. For example, following September 11, it paid to own Treasury securities, as their prices rose significantly during the ensuing flight to quality. With interest rates remaining within a range during the period, we recognized that bond-fund returns would depend more on the income derived than on sharp shifts in favor of particular sectors. As a result, during the first three months of 2002, we worked to maintain a large exposure to mortgage-backed securities. These bonds tend to offer a yield advantage over Treasury securities to compensate investors for the mortgages' inherent prepayment risk -- the risk that mortgage holders will pay off their loans early in order to refinance at lower rates, leaving mortgage-backed security holders to reinvest their principal at lower prevailing rates. This approach helped fund performance, as mortgage-backed securities not only provided additional income but also performed well compared with Treasuries.

Your fund's stake in mortgage-backed securities reached levels as high as 65% of assets, compared to the fund's target allocation of 25% under normal conditions. At the end of the period, the fund retained a significant weighting in mortgages, at 61% of the portfolio. At first, mortgage holdings were primarily 15-year Fannie Maes with coupon rates of 6% to 6.5%. This positioning reflected our belief that these bonds would be insulated from extensive prepayment activity during a period when short-term rates were on the decline. But as those securities increased in price and interest rates began to stabilize, we switched our focus to 30-year Ginnie Maes yielding 7% and Freddie Macs yielding 6.5%, because we believed they offered better relative value after having underperformed for some time.


[GRAPHIC OMITTED: vertical bar chart DURATION OVERVIEW]

DURATION OVERVIEW*

0-1 year        29.2%

1-5 years       55.7%

5+ years        15.2%

Footnote reads:
*Based on net assets as of 5/31/02. Duration will vary over time.


Fund Profile

The fund seeks a high level of current income, consistent with preservation of capital, by allocating its assets among intermediate-maturity U.S. Treasuries, mortgage-backed securities, and other U.S. government agency securities. The fund is appropriate for investors seeking current income and relative stability.

It should also be noted that the fund currently holds only a small position in U.S. government agency securities. These investments have generally underperformed due to concerns about the size and scope of the agencies' activities. However, we are currently re-examining them as an alternative, in an effort to determine whether they offer relative value. If they do, we anticipate increasing this position incrementally.

* ADJUSTMENTS TO INTEREST-RATE EXPOSURE  HELPED PERFORMANCE

We were also opportunistic regarding the management of the fund's interest-rate sensitivity. At the beginning of the semiannual period, we believed that rates were higher than they should have been, given our fundamental economic outlook. Therefore, we lengthened the fund's duration -- a measure of its sensitivity to changes in interest rates -- in anticipation that this approach would position the portfolio to increase in value as interest rates fell. When that came to pass, we worked to shorten the fund's duration in order to prepare for what we feel will be an eventual increase in short-term rates.

In fact, by the end of May 2002, we had started to assume a relatively defensive positioning, anticipating that interest rates were more likely to rise going forward. We continued to look for opportunities to generate higher income, but also aimed to structure the portfolio in such a way that we might mitigate the fund's interest-rate sensitivity.

To that end, we employed what is known as a barbell strategy, in which we invested in short-term Treasury bills and in mortgage-backed securities with relatively long maturities. Our contention is that the very short and very long parts of the yield curve will be most immune to the negative effects of rising interest rates, and that bonds with maturities in between will likely lose value, as rising rates translate into declining bond prices.

* DIVIDEND ADJUSTMENT HELPS POSITION FUND FOR HIGHER-RATE ENVIRONMENT

For now, it appears that the Fed will leave rates alone in the near term, scrutinizing data to determine the right time for an increase. As rates fell over the past six months, the fund's income has declined but higher bond prices enabled us to keep the fund's dividend stable. Since rates are now at historic lows, and unlikely to fall further, the fund's earnings must reflect its current income rather than any potential appreciation. Furthermore, as rates begin to rise again, prices of existing bonds will fall and may cause the portfolio to decline in value, although we will work to minimize this. Accordingly, in the last month of the semiannual period, a modest adjustment was made in the dividend to reflect management's projections of what the fund should be able to earn in the near term. In the meantime, we anticipate maintaining a defensive posture, looking for ways to cushion returns by investing in bonds offering particularly attractive income alternatives, as we have done successfully thus far in fiscal 2002.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/02, there is no guarantee the fund will continue to hold these securities in the future. Government securities guarantee principal and interest; mutual funds that invest in these securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.

This fund is managed by the Putnam Core Fixed-Income Team. The members of the team are Kevin Cronin (Portfolio Leader), Rob Bloemker, Andrea Burke, Joanne Driscoll, D. William Kohli, Krishna Memani, James Prusko, and David Waldman.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address.
This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 5/31/02

                     Class A         Class B         Class C        Class M
(inception dates)   (2/16/93)       (2/16/93)       (7/26/99)       (4/3/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          2.36%  -0.95%   2.04%  -0.95%   1.97%   0.97%   2.27%   0.31%
------------------------------------------------------------------------------
1 year            7.39    3.84    6.73    3.73    6.58    5.58    7.21    5.10
------------------------------------------------------------------------------
5 years          37.26   32.85   33.15   33.15   31.74   31.74   36.13   33.37
Annual average    6.54    5.85    5.89    5.89    5.67    5.67    6.36    5.93
------------------------------------------------------------------------------
Life of fund     69.49   63.91   60.55   60.55   57.28   57.28   67.21   63.94
Annual average    5.84    5.46    5.23    5.23    5.00    5.00    5.69    5.47
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/02

                           Lehman Intermediate       Consumer
                            Govt. Bond Index        price index
------------------------------------------------------------------------------
6 months                        1.82%                 1.07%
------------------------------------------------------------------------------
1 year                          7.58                  1.13
------------------------------------------------------------------------------
5 years                        41.23                 12.12
Annual average                  7.15                  2.31
------------------------------------------------------------------------------
Life of fund                   76.17                 25.44
Annual average                  6.31                  2.48
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 3.25% and 2.00%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 3% in the first year, declining to 1% in the fourth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

LIPPER INFORMATION:

The average cumulative return for the 82 funds in the Lipper
Short-Intermediate U.S. Government category over the 6 months ended 5/31/02 was 1.83%. Over the 1-, 5-, and life-of-fund periods ended 5/31/02, annualized returns for the category were 6.67%, 6.14%, and 5.52%, respectively.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/02

                     Class A       Class B       Class C       Class M
------------------------------------------------------------------------------
Distributions
(number)                6             6             6             6
------------------------------------------------------------------------------
Income             $0.127984     $0.112574     $0.108725     $0.124045
------------------------------------------------------------------------------
Capital gains          --            --            --            --
------------------------------------------------------------------------------
  Total            $0.127984     $0.112574     $0.108725     $0.124045
------------------------------------------------------------------------------
Share value:      NAV     POP       NAV           NAV       NAV     POP
------------------------------------------------------------------------------
11/30/01         $5.10   $5.27     $5.11         $5.10     $5.11   $5.21
------------------------------------------------------------------------------
5/31/02           5.09    5.26      5.10          5.09      5.10    5.20
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current
dividend
rate 1            4.05%   3.92%     3.44%         3.30%     3.89%   3.82%
------------------------------------------------------------------------------
Current 30-day
SEC yield 2       3.46    3.34      2.86          2.71      3.31    3.25
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 6/30/02 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (2/16/93)       (2/16/93)       (7/26/99)       (4/3/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          3.75%   0.37%   3.44%   0.44%   3.37%   2.37%   3.46%   1.46%
------------------------------------------------------------------------------
1 year            7.93    4.36    7.27    4.27    7.12    6.12    7.74    5.62
------------------------------------------------------------------------------
5 years          37.04   32.66   33.21   33.21   31.47   31.47   35.91   33.17
Annual average    6.50    5.81    5.90    5.90    5.62    5.62    6.33    5.90
------------------------------------------------------------------------------
Life of fund     70.71   65.10   61.64   61.64   58.33   58.33   68.40   65.11
Annual average    5.87    5.50    5.26    5.26    5.03    5.03    5.72    5.50
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 3.25% maximum sales charge for class A shares and 2.00% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 3% maximum during the first year to 1% during the fourth year. After the fourth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).


COMPARATIVE BENCHMARKS

Lehman Intermediate Government Bond Index is an unmanaged index of government bonds with maturities between 1 and up to 10 years. Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
May 31, 2002 (Unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (80.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (61.0%)
-------------------------------------------------------------------------------------------------------------------
                    Federal Home Loan Mortgage Corporation
$        91,100,000 6 1/2s, TBA, June 1, 2032                                                         $  92,580,375
            360,000 6s, TBA, June 1, 2032                                                                   357,072
            654,285 Federal Home Loan Mortgage Corporation Pass-Through Certificates
                    7 1/2s, with due dates from April 1, 2016 to December 1, 2017                           687,816
                    Federal National Mortgage Association Adjustable Rate Mortgages
          9,248,694 6.524s, September 1, 2031                                                             9,646,111
             42,654 5 1/2s, November 1, 2024                                                                 43,160
             72,478 3.998s, July 1, 2026                                                                     73,339
                    Federal National Mortgage Association Pass-Through Certificates
              6,998 11 1/4s, October 1, 2010                                                                  8,002
             39,481 8s, May 1, 2013                                                                          41,782
          4,233,366 7 1/2s, with due dates from September 1, 2029 to May 1, 2031                          4,431,970
          4,057,885 7s, with due dates from September 1, 2007 to January 1, 2015                          4,263,972
         92,213,549 6 1/2s, with due dates from November 1, 2031 to May 1, 2032                          93,729,541
            366,654 6s, April 1, 2031                                                                       363,944
          4,080,915 6s, March 1, 2014                                                                     4,179,999
            437,569 Government National Mortgage Association Adjustable Rate
                    Mortgages 6.75s, July 20, 2026                                                          450,149
                    Government National Mortgage Association Pass-Through Certificates
            109,700 8s, with due dates from May 15, 2024 to November 15, 2024                               117,892
         19,295,698 7 1/2s, with due dates from December 15, 2023 to
                    December 15, 2031                                                                    20,288,851
        207,869,204 7s, with due dates from January 15, 2028 to May 15, 2032                            215,670,444
         48,236,595 6 1/2s, with due dates from July 15, 2029 to February 15, 2032                       49,099,682
                                                                                                      -------------
                                                                                                        496,034,101

U.S. Treasury Obligations (19.8%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Notes
         36,700,000 6 3/4s, May 15, 2005                                                                 39,810,692
         14,135,000 6 1/2s, February 15, 2010                                                            15,586,523
         18,360,000 5 3/4s, November 15, 2005                                                            19,450,768
         70,040,000 5s, August 15, 2011                                                                  69,902,722
         10,145,000 4 7/8s, February 15, 2012                                                            10,014,941
          5,785,000 4 3/8s, May 15, 2007                                                                  5,789,050
                                                                                                      -------------
                                                                                                        160,554,696
                                                                                                      -------------
                    Total U.S. Government and Agency Obligations (cost $652,438,479)                  $ 656,588,797

CORPORATE BONDS AND NOTES (3.0%) (a) (cost $24,152,965)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        22,000,000 Fannie Mae bonds 7 1/4s, 2010                                                     $  24,576,200

SHORT-TERM INVESTMENTS (27.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        50,000,000 Federal National Mortgage Association effective yield of 1.77%,
                    August 7, 2002                                                                    $  49,835,300
        100,000,000 U.S. Treasury Bill effective yield of 1.665%, June 13, 2002                          99,944,500
         35,000,000 Interest in $300,000,000 joint tri-party repurchase agreement dated
                    May 31, 2002 with Deutsche Bank Alex. Brown due June 3, 2002 with respect to various U.S. Government obligations -- maturity
                    value of $35,005,338 for an effective yield of 1.83%                                 35,000,000
         35,940,000 Interest in $430,000,000 joint tri-party repurchase agreement dated
                    May 31, 2002 with SBC Warburg, Inc. due June 3, 2002 with
                    respect to various U.S. Government obligations--maturity value
                    of $35,945,481 for an effective yield of 1.83%                                       35,940,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $220,719,800)                                  $ 220,719,800
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $897,311,244) (b)                                         $ 901,884,797
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $812,496,019.

  (b) The aggregate identified cost on a tax basis is $897,479,921, resulting in gross unrealized appreciation and depreciation of $4,543,568 and $138,692, respectively, or net unrealized appreciation of $4,404,876.

      TBA after the name of a security represents to be announced securities (Note 1).


------------------------------------------------------------------------------
TBA Sale Commitments at May 31, 2002 (Unaudited)
(proceeds receivable $92,895,085)
                                         Principal   Settlement       Market
Agency                                    Amount        Date          Value
------------------------------------------------------------------------------
FNMA, 6 1/2s, June
1, 2032                                $91,100,000     6/13/02     $92,494,741
FNMA, 6s, June 1,
2032                                       360,000     6/13/02         356,962
------------------------------------------------------------------------------
                                                                   $92,851,703
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
May 31, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost
$897,311,244) (Note 1)                                                       $  901,884,797
-------------------------------------------------------------------------------------------
Cash                                                                                279,771
-------------------------------------------------------------------------------------------
Interest and other receivables                                                    4,223,262
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            3,502,260
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   93,139,166
-------------------------------------------------------------------------------------------
Total assets                                                                  1,003,029,256

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                45,012
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 93,377,351
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        2,675,785
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        999,536
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          181,310
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        28,029
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,313
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              329,305
-------------------------------------------------------------------------------------------
TBA sale commitments, at value (proceeds receivable $92,895,085)
(Note 1)                                                                         92,851,703
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               42,893
-------------------------------------------------------------------------------------------
Total liabilities                                                               190,533,237
-------------------------------------------------------------------------------------------
Net assets                                                                   $  812,496,019

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $  818,904,835
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                      1,150,406
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                           (12,176,157)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        4,616,935
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                  $  812,496,019

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($405,962,263 divided by 79,835,039 shares)                                           $5.09
-------------------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $5.09)*                                $5.26
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($196,417,321 divided by 38,547,262 shares)**                                         $5.10
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($21,153,392 divided by 4,158,340 shares)**                                           $5.09
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($13,237,412 divided by 2,594,777 shares)                                             $5.10
-------------------------------------------------------------------------------------------
Offering price per class M share (100/98.00 of $5.10)***                              $5.20
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($175,725,631 divided by 34,604,325 shares)                                           $5.08
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales, the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended May 31, 2002 (Unaudited)
Interest income                                                                 $19,308,240
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  1,937,759
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      726,998
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    10,674
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      6,828
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               473,733
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               801,928
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               103,232
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                30,060
-------------------------------------------------------------------------------------------
Other                                                                               132,828
-------------------------------------------------------------------------------------------
Total expenses                                                                    4,224,040
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (31,357)
-------------------------------------------------------------------------------------------
Net expenses                                                                      4,192,683
-------------------------------------------------------------------------------------------
Net investment income                                                            15,115,557
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                  5,344,811
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and TBA sale
commitments during the period                                                    (2,284,353)
-------------------------------------------------------------------------------------------
Net gain on investments                                                           3,060,458
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $18,176,015
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended            Year ended
                                                                           May 31           November 30
                                                                            2002*                  2001
-------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                $ 15,115,557          $ 28,853,857
-------------------------------------------------------------------------------------------------------
Net realized gain on investments                                        5,344,811            15,523,828
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments              (2,284,353)            2,877,745
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   18,176,015            47,255,430
-------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                             (9,514,739)          (12,781,211)
-------------------------------------------------------------------------------------------------------
   Class B                                                             (4,209,039)           (5,914,814)
-------------------------------------------------------------------------------------------------------
   Class C                                                               (441,831)             (415,578)
-------------------------------------------------------------------------------------------------------
   Class M                                                               (372,280)             (497,050)
-------------------------------------------------------------------------------------------------------
   Class Y                                                             (4,563,276)           (7,761,342)
-------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                      86,811,386           239,398,371
-------------------------------------------------------------------------------------------------------
Total increase in net assets                                           85,886,236           259,283,806

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                   726,609,783           467,325,977
-------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $1,150,406 and $5,136,014, respectively)                   $812,496,019          $726,609,783
-------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             May 31
operating performance               (Unaudited)                       Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.10        $4.90        $4.81        $5.01        $4.90        $4.90
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income                    .10(d)       .26(d)       .28          .25          .25(d)       .28
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .02          .19          .06         (.20)         .14           --(e)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .12          .45          .34          .05          .39          .28
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.13)        (.25)        (.25)        (.25)        (.25)        (.28)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --           --         (.03)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.13)        (.25)        (.25)        (.25)        (.28)        (.28)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.09        $5.10        $4.90        $4.81        $5.01        $4.90
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  2.36*        9.29         7.23         1.09         8.19         5.98
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $405,962     $327,332     $217,197     $243,927     $242,140     $135,283
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .49*         .96         1.00          .99         1.06         1.15
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.00*        5.15         5.84         5.20         5.00         5.77
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                231.40(c)*   224.31(c)    401.30       318.67       223.06       188.39
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(e) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                             May 31
operating performance               (Unaudited)                       Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.11        $4.91        $4.81        $5.01        $4.91        $4.90
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income                    .09(d)       .23(d)       .25          .22          .22(d)       .26
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .01          .19          .07         (.20)         .13           --(e)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .10          .42          .32          .02          .35          .26
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.11)        (.22)        (.22)        (.22)        (.22)        (.25)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --           --         (.03)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.11)        (.22)        (.22)        (.22)        (.25)        (.25)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.10        $5.11        $4.91        $4.81        $5.01        $4.91
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  2.04*        8.61         6.79          .48         7.32         5.56
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $196,417     $194,202     $103,543     $137,130     $137,569      $68,137
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .79*        1.56         1.60         1.59         1.66         1.75
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.70*        4.49         5.24         4.60         4.39         5.16
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                231.40(c)*   224.31(c)    401.30       318.67       223.06       188.39
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(e) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------
                                     Six months
                                       ended                              For the period
Per-share                             May 31            Year ended        July 26, 1999+
operating performance               (Unaudited)         November 30        to Nov. 30
----------------------------------------------------------------------------------------
                                        2002         2001         2000         1999
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.10        $4.90        $4.81        $4.81
----------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------
Net investment income                    .08(d)       .21(d)       .24          .07
----------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                      .02          .20          .06           --(e)
----------------------------------------------------------------------------------------
Total from
investment operations                    .10          .41          .30          .07
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net
investment income                       (.11)        (.21)        (.21)        (.07)
----------------------------------------------------------------------------------------
Total distributions                     (.11)        (.21)        (.21)        (.07)
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.09        $5.10        $4.90        $4.81
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  1.97*        8.46         6.38         1.53*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $21,153      $18,335       $5,221       $2,746
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .86*        1.71         1.75          .61*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.63*        4.23         5.12         1.58*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                231.40(c)*   224.31(c)    401.30       318.67
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(e) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                             May 31
operating performance               (Unaudited)                       Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.11        $4.92        $4.82        $5.02        $4.91        $4.90
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income                    .10(d)       .25(d)       .26          .24          .24(d)       .28
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .01          .18          .08         (.20)         .14          .01
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .11          .43          .34          .04          .38          .29
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.12)        (.24)        (.24)        (.24)        (.24)        (.28)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --           --         (.03)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.12)        (.24)        (.24)        (.24)        (.27)        (.28)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.10        $5.11        $4.92        $4.82        $5.02        $4.91
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  2.27*        8.88         7.26          .93         8.01         6.03
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $13,237      $15,244       $9,121      $10,918      $10,181       $7,158
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .56*        1.11         1.15         1.14         1.21         1.30
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.94*        4.95         5.69         5.09         4.88         5.55
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                231.40(c)*   224.31(c)    401.30       318.67       223.06       188.39
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                                       For the period
Per-share                             May 31                                                        Oct. 1, 1997+
operating performance               (Unaudited)                Year ended November 30                to Nov. 30
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.09        $4.90        $4.80        $5.01        $4.90        $4.90
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income                    .11(d)       .27(d)       .29          .26          .26(d)       .05
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .01          .18          .07         (.21)         .14           --(e)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .12          .45          .36          .05          .40          .05
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.13)        (.26)        (.26)        (.26)        (.26)        (.05)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --           --         (.03)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.13)        (.26)        (.26)        (.26)        (.29)        (.05)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.08        $5.09        $4.90        $4.80        $5.01        $4.90
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  2.49*        9.35         7.73         1.14         8.46         1.03*
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $175,726     $171,498     $132,245     $114,881     $120,019     $119,889
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .36*         .71          .75          .74          .81          .15*
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.13*        5.41         6.11         5.45         5.30          .96*
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                231.40(c)*   224.31(c)    401.30       318.67       223.06       188.39
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(e) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
May 31, 2002 (Unaudited)

Note 1
Significant accounting policies

Putnam Intermediate U.S. Government Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with preservation of capital, through investments primarily in U.S. government securities.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within four years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 2.00% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments are stated on the basis of valuations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Restricted securities are stated at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/ accreted on a yield-to-maturity basis.

E) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

F) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 2001, the fund had a capital loss carryover of approximately $17,352,000 available to the extent allowed by tax law to offset future capital gains, if any. This amount includes approximately $515,000 of capital loss carryovers acquired in connection with the fund's acquisition of the net assets of Putnam Adjustable Rate U.S. Government Fund in 1996. The amount of the capital loss carryover that can be used to offset realized capital gains by the fund in any one year may be limited by the Internal Revenue Code and Regulations. To the extent that capital loss carryovers are used to offset realized capital gains, it is unlikely that gains so offset would be distributed to shareholders since any such distribution might be taxable as ordinary income. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $  843,000    November 30, 2002
       515,000    November 30, 2003
     8,161,000    November 30, 2007
     7,833,000    November 30, 2008

H) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned prorata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the lesser of (i) the annual rate of 0.50% of the average net assets of the fund or (ii) 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended May 31, 2002, the fund's expenses were reduced by $31,357 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $993 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.85%, 1.00% and 0.40% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended May 31, 2002, Putnam Retail Management, acting as underwriter received net commissions of $33,179 and $919 from the sale of class A and class M shares, respectively, and received $194,881 and $9,584 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended May 31, 2002, Putnam Retail Management, acting as underwriter received $48,932 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended May 31, 2002, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $738,332,216 and $933,633,715, respectively. Purchases and sales of U.S. government obligations aggregated $4,431,871,781 and $4,304,830,685, respectively.

Note 4
Capital shares

At May 31, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                             Six months ended May 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                102,876,638       $ 519,637,335
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             1,625,820           8,221,934
---------------------------------------------------------------------------
                                           104,502,458         527,859,269

Shares repurchased                         (88,896,895)       (449,234,431)
---------------------------------------------------------------------------
Net increase                                15,605,563       $  78,624,838
---------------------------------------------------------------------------

                                              Year ended November 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                112,189,625       $ 565,029,946
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             2,052,825          10,346,741
---------------------------------------------------------------------------
                                           114,242,450         575,376,687

Shares repurchased                         (94,316,415)       (473,850,846)
---------------------------------------------------------------------------
Net increase                                19,926,035       $ 101,525,841
---------------------------------------------------------------------------

                                             Six months ended May 31, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,703,693        $ 49,169,792
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               648,881           3,287,251
---------------------------------------------------------------------------
                                            10,352,574          52,457,043

Shares repurchased                          (9,835,928)        (49,744,244)
---------------------------------------------------------------------------
Net increase                                   516,646        $  2,712,799
---------------------------------------------------------------------------

                                              Year ended November 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 32,157,765        $162,760,059
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               918,084           4,636,129
---------------------------------------------------------------------------
                                            33,075,849         167,396,188

Shares repurchased                         (16,131,086)        (81,333,351)
---------------------------------------------------------------------------
Net increase                                16,944,763        $ 86,062,837
---------------------------------------------------------------------------

                                             Six months ended May 31, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,507,105        $ 17,739,642
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                65,775             332,670
---------------------------------------------------------------------------
                                             3,572,880          18,072,312

Shares repurchased                          (3,010,233)        (15,218,926)
---------------------------------------------------------------------------
Net increase                                   562,647        $  2,853,386
---------------------------------------------------------------------------

                                              Year ended November 30, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,195,053        $ 36,234,884
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                61,433             310,340
---------------------------------------------------------------------------
                                             7,256,486          36,545,224

Shares repurchased                          (4,725,132)        (23,718,969)
---------------------------------------------------------------------------
Net increase                                 2,531,354        $ 12,826,255
---------------------------------------------------------------------------

                                             Six months ended May 31, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,486,677         $ 7,528,966
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                63,775             323,417
---------------------------------------------------------------------------
                                             1,550,452           7,852,383

Shares repurchased                          (1,937,917)         (9,844,260)
---------------------------------------------------------------------------
Net decrease                                  (387,465)        $(1,991,877)
---------------------------------------------------------------------------

                                              Year ended November 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,126,860         $10,789,135
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                87,814             443,823
---------------------------------------------------------------------------
                                             2,214,674          11,232,958

Shares repurchased                          (1,087,694)         (5,479,554)
---------------------------------------------------------------------------
Net increase                                 1,126,980         $ 5,753,404
---------------------------------------------------------------------------

                                             Six months ended May 31, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,188,186        $ 11,044,712
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               903,980           4,563,276
---------------------------------------------------------------------------
                                             3,092,166          15,607,988

Shares repurchased                          (2,179,212)        (10,995,748)
---------------------------------------------------------------------------
Net increase                                   912,954        $  4,612,240
---------------------------------------------------------------------------

                                              Year ended November 30, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,540,079        $ 52,524,323
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             1,634,411           8,203,018
---------------------------------------------------------------------------
                                            12,174,490          60,727,341

Shares repurchased                          (5,494,675)        (27,497,307)
---------------------------------------------------------------------------
Net increase                                 6,679,815        $ 33,230,034
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

As required, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the fund amortize premiums and accrete discounts on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to December 1, 2001, the fund did not amortize premiums and accrete discounts for certain fixed income securities and characterized as realized gains and losses paydowns on mortgage backed securities. Adopting these accounting principles did not affect the fund's net asset value, but did change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle was not material to the financial statements.


PUTNAM IS A LEADER IN GLOBAL MONEY MANAGEMENT

Putnam Investments traces its heritage to the early 19th century when ship captains hired trustees to manage their money while they were away at sea. In a landmark 1830 decision that involved one such trustee, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management. In 1937, his great-great grandson founded Putnam with The George Putnam Fund of Boston, the first fund to offer a balanced portfolio of stocks and bonds. Today, Putnam Investments is one of the largest investment management firms in the world, and this balanced approach remains the foundation of everything we do.

With 65 years of experience, Putnam now has over $305 billion in assets under management, over 100 mutual funds, more than 14 million shareholder accounts, and nearly 3,000 institutional and 401(k) clients.

We're one of the largest mutual fund companies in the United States.

Putnam has won the DALBAR award for service ten times in the past eleven years. Putnam offers products in every investment category, including growth, value, and blend as well as international and fixed-income.

Teamwork is a cornerstone of Putnam's investment philosophy. Our funds are managed by teams in a collaborative environment that promotes an active exchange of information.

Putnam's disciplined investment philosophy is based on style consistency. We aim for less volatility over the short term and strong, consistent performance over time. Our truth in labeling approach ensures that we adhere to every fund's stated objective, style, and risk positioning.

We are committed to helping financial advisors provide sound, sensible guidance, information, and expertise to help investors reach their financial goals.


SERVICES FOR SHAREHOLDERS

HELP YOUR INVESTMENT GROW

Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account.
(Regular investing does not guarantee a profit or protect against loss in a declining market.)

SWITCH FUNDS EASILY

You can move money from one Putnam fund to another within the same class of shares without a service charge. (This privilege is subject to change or termination.)

ACCESS YOUR MONEY EASILY

You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

HOW TO BUY ADDITIONAL SHARES

You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

VISIT US AT WWW.PUTNAMINVESTMENTS.COM

A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

USE OUR TOLL-FREE NUMBER

1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Balanced Fund *
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund
New Century Growth Fund *
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Technology Fund *
Vista Fund
Voyager Fund
Voyager Fund II

BLEND FUNDS

Asia Pacific Growth Fund *
Capital Appreciation Fund
Capital Opportunities Fund
Emerging Markets Fund *
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
International Growth Fund
International Voyager Fund
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

VALUE FUNDS

Balanced Retirement Fund *
Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund *
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund +

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Income Trust
High Yield Advantage Fund +
High Yield Trust
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund [SECTION MARK]
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund [SECTION MARK]
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* In anticipation of mergers expected later this year, these funds are closed to new investors.

+ Closed to new investors.

[SECTION MARK] An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen M. Oristaglio
Vice President

Kevin M. Cronin
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Intermediate U.S. Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA036-79325  398/428/674  7/02


PUTNAM INVESTMENTS                                     [SCALE LOGO OMITTED]
---------------------------------------------------------------------------
Putnam Intermediate U.S. Government Income Fund
Supplement to Semiannual Report dated 5/31/02

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.
---------------------------------------------------------------------------
SEMIANNUAL RESULTS AT A GLANCE

Total return for periods ended 5/31/02

                                                          NAV
6 months                                                  2.49%
1 year                                                    7.67
5 years                                                  38.63
Annual average                                            6.75
Life of fund (since class A inception, 2/16/93)          71.18
Annual average                                            5.96

Share value:                                              NAV
11/30/01                                                 $5.09
5/31/02                                                  $5.08
---------------------------------------------------------------------------
Distributions:      No.      Income           Capital gains        Total
                    6       $0.134383                --          $0.134383
---------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.